NOTES RECEIVABLE, NET (Details Narrative) - USD ($)		1 Months Ended
	Jan. 14, 2022	Jan. 31, 2021	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Aug. 29, 2022	Aug. 11, 2022	Jan. 26, 2022
Loan amount				$ 27,000,000.0			$ 10,000,000
Membership interest in 1044Pro			8.00%		8.00%
One Thousand Forty Four Pro Llc [Member]
Line of credit amount		$ 250,000
Payments made for notes receivable		$ 310,000
Rate of interest on notes receivable		10.00%
Loans payable						$ 125,000		$ 125,000
Membership interest in 1044Pro						20.00%		50.00%
One Thousand Forty Four Pro Llc [Member] | Loan Agreement [Member]
Loan amount								$ 250,000
Bearing interest percentage								10.00%
Moji Life, LLC. [Member]
Loans payable	$ 150,000
Moji Life [Member]
Principal amount	$ 8,333